UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Origin Capital Management LLC
Address:  3145 Geary Blvd, #618
          San Francisco, CA 941

Form 13F File Number:    28-06301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Kelly Palaima
Title:         Chief Information Officer
Phone:         415-277-5592

Signature, Place and Date of Signing:


/s/ Kelly Palaima                       San Francisco, CA   July 17, 2008

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      63,603 x 1,000
,

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER            TITLE             VALUE             SH/  PUT/ INV.  OTHE  VOTING
                          OF     CUSIP      X1000   SHARES    PRN  CALL DISC  R      AUTH
                          CLASS                                               MGR
                                                                                   SOLE

January 09 Calls on SGP    COM   806605901  0       15,000    SH   CALL SOLE       15,000
US
January 09 Calls on BMY    COM   110122908  0       20,000    SH   CALL SOLE       20,000
US
VARIAN MEDICAL SYSTEMS     COM   92220P105  393     7,577     SH        SOLE       7,577
INC
CVS CAREMARK CORP          COM   126650100  349     8,820     SH        SOLE       8,820
IMCLONE SYSTEMS            COM   45245W109  439     10,860    SH        SOLE       10,860
HOSPIRA INC                COM   441060100  493     12,280    SH        SOLE       12,280
ADVANCED MEDICAL OPTICS    COM   00763M108  232     12,400    SH        SOLE       12,400
MARTEK BIOSCIENCES CORP    COM   572901106  473     14,020    SH        SOLE       14,020
BRISTOL-MYERS SQUIBB CO    COM   110122108  323     15,740    SH        SOLE       15,740
PAR PHARMACEUTICAL COS     COM   69888P106  262     16,120    SH        SOLE       16,120
INC
WATSON PHARMACEUTICALS     COM   942683103  455     16,740    SH        SOLE       16,740
INC
MYLAN INC                  COM   628530107  370     30,620    SH        SOLE       30,620
VALEANT PHARMACEUTICALS    COM   91911X104  555     32,450    SH        SOLE       32,450
INTE
ASSISTED LIVING CONCEPTS   COM   04544X102  286     51,920    SH        SOLE       51,920
I-A
ILLUMINA INC               COM   452327109  7,945   91,210    SH        SOLE       91,210
GENENTECH INC              COM   368710406  8,102   106,747   SH        SOLE       106,747
EXPRESS SCRIPTS INC        COM   302182100  7,401   118,000   SH        SOLE       118,000
BIOGEN IDEC INC            COM   09062X103  8,614   154,127   SH        SOLE       154,127
PFIZER INC                 COM   717081103  3,034   173,680   SH        SOLE       173,680
TEVA PHARMACEUTICAL-SP     COM   881624209  8,217   179,414   SH        SOLE       179,414
ADR
HOLOGIC INC                COM   436440101  5,115   234,620   SH        SOLE       234,620
SCHERING-PLOUGH CORP       COM   806605101  9,545   484,760   SH        SOLE       484,760




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